SHAREBASED COMPENSATION (Details 1)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
SHARE-BASED COMPENSATION (Tables)
Stock options outstanding, beginning	15,077,243	13,827,243
Stock options granted	4,171,000	3,671,000
Stock option exercises	(8,451,848)	(251,500)
Stock options expired	(31,000)	(1,424,000)
Stock options forfeited	(1,315,500)	(745,500)
Stock options outstanding, ending	9,449,895	15,077,243
Stock options exercisable, ending	4,370,895	10,289,743
Stock options outstanding, weighted average exercise price, beginning	$ 0.67	$ 0.75
Weighted average exercise price, stock options granted	1.30	0.46
Weighted average exercise price, stock options exercised	0.75	0.59
Weighted average exercise price, stock options expired	0.66	0.97
Weighted average exercise price, stock options forfeited	0.79	0.67
Stock options outstanding, weighted average exercise price, ending	0.86	0.67
Stock options exercisable, weighted average exercise price, ending	$ 0.61	$ 0.74